SEGMENT REPORT - Group's operating segment (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT REPORT
Operating segments | segment	2	2
Total revenues	¥ 1,627,257,689	$ 229,194,451	¥ 1,469,074,275	¥ 1,967,815,019
Total operating costs and expenses	(1,318,778,664)	(185,746,091)	(1,979,597,253)	(1,868,613,428)
Income (loss) from operations	335,648,926	47,275,161	(486,529,830)	129,199,824
Income (loss) before income taxes and share of losses in equity method investments	380,371,858	53,574,254	(504,164,054)	195,476,243
Net income (loss)	260,527,601	36,694,544	(461,689,453)	83,571,886
Eliminations
SEGMENT REPORT
Total revenues	(6,284,350)	(885,132)	(1,514,259)	(3,516,750)
Total operating costs and expenses	10,471,447	1,474,872	(184,330)	1,028,243
Income (loss) from operations	4,187,097	589,740	(1,698,589)	(2,488,507)
Income (loss) before income taxes and share of losses in equity method investments	4,187,097	589,740	(1,698,589)	(2,488,507)
Net income (loss)	3,140,323	442,305	(1,273,942)	(1,866,380)
Hotel Business | Operating Segments
SEGMENT REPORT
Total revenues	1,191,906,073	167,876,459	936,801,282	1,206,145,958
Total operating costs and expenses	(881,148,053)	(124,107,108)	(1,399,392,154)	(1,079,282,513)
Income (loss) from operations	335,283,353	47,223,672	(443,141,983)	153,923,380
Income (loss) before income taxes and share of losses in equity method investments	380,115,748	53,538,182	(459,060,589)	222,182,847
Net income (loss)	265,598,004	37,408,695	(415,066,472)	113,676,839
Restaurant Business | Operating Segments
SEGMENT REPORT
Total revenues	441,635,966	62,203,124	533,787,252	765,185,811
Total operating costs and expenses	(448,102,058)	(63,113,855)	(580,020,769)	(790,359,158)
Income (loss) from operations	(3,821,524)	(538,251)	(41,689,258)	(22,235,049)
Income (loss) before income taxes and share of losses in equity method investments	(3,930,987)	(553,668)	(43,404,876)	(24,218,097)
Net income (loss)	¥ (8,210,726)	$ (1,156,456)	(45,349,039)	(28,238,573)
Hotel business | Operating Segments
SEGMENT REPORT
Income (loss) from operations			(443,141,983)	153,923,380
Income (loss) before income taxes and share of losses in equity method investments			(459,060,589)	222,182,847
Net income (loss)			(415,066,472)	113,676,839
Restaurant Business | Operating Segments
SEGMENT REPORT
Income (loss) from operations			(43,387,847)	(24,723,556)
Income (loss) before income taxes and share of losses in equity method investments			(45,103,465)	(26,706,604)
Net income (loss)			¥ (46,622,981)	¥ (30,104,953)